EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectus dated February 28, 2018, for Class R6 of Neuberger Berman Core Bond Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on January 18, 2019 (Accession No. 0000898432-19-000087) in definitive form.